Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Liquid Reserves Fund
Institutional Class (SSHXX) Administration Class (SSYXX) Investment Class (SSVXX)
Investor Class (SSZXX) Premier Class (SSIXX) Opportunity Class (OPIXX)
State Street Institutional U.S. Government Money Market Fund
Institutional Class (SAHXX) Administration Class (SALXX) Investment Class (GVVXX)
Investor Class (SAMXX) Premier Class (GVMXX) Opportunity Class (OPGXX)
State Street Institutional Treasury Money Market Fund
Institutional Class (SSJXX) Administration Class (SSKXX) Investment Class (TRVXX)
Investor Class (SSNXX) Premier Class (TRIXX) Opportunity Class (OPRXX)
State Street Institutional Treasury Plus Money Market Fund
Institutional Class (SAJXX) Administration Class (SSQXX) Investment Class (TPVXX)
Investor Class (SAEXX) Premier Class (TPIXX) Opportunity Class (OPTXX)
(Each a “Fund,” and collectively the “Funds”)
Supplement dated October 3, 2023 to the
Summary Prospectuses, Prospectus and Statement of Additional Information (the “SAI”), each dated
April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Summary Prospectuses and the Prospectus are revised as follows:
•
The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summaries section for the State Street Institutional Liquid Reserves Fund is hereby deleted and replaced with the following:

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. Under Money Market Fund Reform, as discussed further below, in the future the Fund generally will be required to impose a fee upon the sale of your shares when net sales of Fund shares exceed certain levels and in other cases the Fund will have the discretion to charge a fee upon the sale of your shares. This discretionary and mandatory liquidity fee framework is not currently in place. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
•
The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summaries sections for the State Street Institutional Treasury Money Market Fund, State Street Institutional Treasury Plus Money Market Fund, and State Street Institutional U.S. Government Money Market Fund, is hereby deleted and replaced with the following:

The Fund is subject to the following risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
State Street Institutional Treasury Money Market Fund
Cabrera Capital Markets Class (CSJXX)
Select Class (TYSXX)
State Street Institutional Treasury Plus Money Market Fund
Cabrera Capital Markets Class (CAJXX)
Select Class (TPSXX)
State Street Institutional U.S. Government Money Market Fund
Cabrera Capital Markets Class (CAHXX)
Select Class (GVSXX)
(Each a “Fund,” and collectively the “Funds”)
Supplement dated October 3, 2023 to the
Summary Prospectuses, Prospectuses and Statements of Additional Information (the “SAIs”), each dated
April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Summary Prospectuses and the Prospectuses are revised as follows:
•	The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summaries sections for each Fund, is hereby deleted and replaced with the following:
The Fund is subject to the following risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
State Street Institutional Liquid Reserves Fund
Bancroft Capital Class (VTDXX)
State Street Institutional Treasury Money Market Fund
Bancroft Capital Class (VTTXX)
State Street Institutional Treasury Plus Money Market Fund
Bancroft Capital Class (VTLXX)
State Street Institutional U.S. Government Money Market Fund
Bancroft Capital Class (VTGXX)
(Each a “Fund,” and collectively the “Funds”)
Supplement dated October 3, 2023 to the
Summary Prospectuses, Prospectus and Statement of Additional Information (the “SAI”), each dated
April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Summary Prospectuses and the Prospectus are revised as follows:
•
The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summaries section for the State Street Institutional Liquid Reserves Fund is hereby deleted and replaced with the following:

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. Under Money Market Fund Reform, as discussed further below, in the future the Fund generally will be required to impose a fee upon the sale of your shares when net sales of Fund shares exceed certain levels and in other cases the Fund will have the discretion to charge a fee upon the sale of your shares. This discretionary and mandatory liquidity fee framework is not currently in place. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
•
The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summaries sections for the State Street Institutional Treasury Money Market Fund, State Street Institutional Treasury Plus Money Market Fund, and State Street Institutional U.S. Government Money Market Fund, is hereby deleted and replaced with the following:

The Fund is subject to the following risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
State Street Treasury Obligations Money Market Fund
(TAQXX)
(The “Fund”)
Supplement dated October 3, 2023 to the
Summary Prospectuses, Prospectus and Statement of Additional Information (the “SAI”), each dated
April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Summary Prospectus and the Prospectus are revised as follows:
•
The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summary sections for the State Street Treasury Obligations Money Market Fund, is hereby deleted and replaced with the following:

The Fund is subject to the following risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
State Street Institutional Treasury Plus Money Market Fund
Blaylock Van Class (BVYXX)
State Street Institutional U.S. Government Money Market Fund
Blaylock Van Class (BUYXX)
(Each a “Fund,” and collectively the “Funds”)
Supplement dated October 3, 2023 to the
Summary Prospectuses, Prospectus and Statement of Additional Information (the “SAI”), each dated
April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Summary Prospectuses and the Prospectus are revised as follows:
•	The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summaries sections for each Fund is hereby deleted and replaced with the following:
The Fund is subject to the following risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Neuberger Berman Money Fund
A Private Label of the Institutional Class Shares of the
State Street Institutional U.S. Government Money Market Fund (SAHXX)
State Street Institutional Treasury Plus Money Market Fund (SAJXX)
(Each a “Fund,” and collectively the “Funds”)
Supplement dated October 3, 2023 to the
Prospectus and Statement of Additional Information (the “SAI”), each dated April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Prospectus is revised as follows:
•	The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summaries sections for each Fund is hereby deleted and replaced with the following:
The Fund is subject to the following risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
State Street Institutional Liquid Reserves Fund
Service Class (LRSXX)
(The “Fund”)
Supplement dated October 3, 2023 to the
Summary Prospectuses, Prospectus and Statement of Additional Information (the “SAI”), each dated
April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Summary Prospectus and the Prospectus are revised as follows:
•	The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summary section is hereby deleted and replaced with the following:
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. Under Money Market Fund Reform, as discussed further below, in the future the Fund generally will be required to impose a fee upon the sale of your shares when net sales of Fund shares exceed certain levels and in other cases the Fund will have the discretion to charge a fee upon the sale of your shares. This discretionary and mandatory liquidity fee framework is not currently in place. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
State Street Institutional U.S. Government Money Market Fund
Class G (SSOXX)
Administration Class (SALXX)
(The “Fund”)
Supplement dated October 3, 2023 to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (the “SAI”), each dated
April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Summary Prospectuses and the Prospectuses are revised as follows:
•	The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summary section is hereby deleted and replaced with the following:
The Fund is subject to the following risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
State Street Institutional Liquid Reserves Fund
Trust Class (TILXX)
State Street Institutional Treasury Plus Money Market Fund
Trust Class (TPLXX)
(Each a “Fund,” and collectively the “Funds”)
Supplement dated October 3, 2023 to the
Summary Prospectuses, Prospectus and Statement of Additional Information (the “SAI”), each dated
April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Summary Prospectuses and the Prospectus are revised as follows:
•
The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summaries section for the State Street Institutional Liquid Reserves Fund is hereby deleted and replaced with the following:

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. Under Money Market Fund Reform, as discussed further below, in the future the Fund generally will be required to impose a fee upon the sale of your shares when net sales of Fund shares exceed certain levels and in other cases the Fund will have the discretion to charge a fee upon the sale of your shares. This discretionary and mandatory liquidity fee framework is not currently in place. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
•
The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summaries sections for the State Street Institutional Treasury Plus Money Market Fund, is hereby deleted and replaced with the following:

The Fund is subject to the following risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

State Street Treasury Obligations Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Treasury Obligations Money Market Fund
(TAQXX)
(The “Fund”)
Supplement dated October 3, 2023 to the
Summary Prospectuses, Prospectus and Statement of Additional Information (the “SAI”), each dated
April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Summary Prospectus and the Prospectus are revised as follows:

•
The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summary sections for the State Street Treasury Obligations Money Market Fund, is hereby deleted and replaced with the following:

The Fund is subject to the following risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Liquid Reserves Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Liquid Reserves Fund
Institutional Class (SSHXX) Administration Class (SSYXX) Investment Class (SSVXX)
Investor Class (SSZXX) Premier Class (SSIXX) Opportunity Class (OPIXX)
(Each a “Fund,” and collectively the “Funds”)
Supplement dated October 3, 2023 to the
Summary Prospectuses, Prospectus and Statement of Additional Information (the “SAI”), each dated
April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Summary Prospectuses and the Prospectus are revised as follows:

•
The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summaries section for the State Street Institutional Liquid Reserves Fund is hereby deleted and replaced with the following:

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. Under Money Market Fund Reform, as discussed further below, in the future the Fund generally will be required to impose a fee upon the sale of your shares when net sales of Fund shares exceed certain levels and in other cases the Fund will have the discretion to charge a fee upon the sale of your shares. This discretionary and mandatory liquidity fee framework is not currently in place. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Institutional Administration Investment Investor Premier Opportunity | State Street Institutional U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional U.S. Government Money Market Fund
Institutional Class (SAHXX) Administration Class (SALXX) Investment Class (GVVXX)
Investor Class (SAMXX) Premier Class (GVMXX) Opportunity Class (OPGXX)
(Each a “Fund,” and collectively the “Funds”)
Supplement dated October 3, 2023 to the
Summary Prospectuses, Prospectus and Statement of Additional Information (the “SAI”), each dated
April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Summary Prospectuses and the Prospectus are revised as follows:
•
The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summaries sections for the State Street Institutional Treasury Money Market Fund, State Street Institutional Treasury Plus Money Market Fund, and State Street Institutional U.S. Government Money Market Fund, is hereby deleted and replaced with the following:

The Fund is subject to the following risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Treasury Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Treasury Money Market Fund
Institutional Class (SSJXX) Administration Class (SSKXX) Investment Class (TRVXX)
Investor Class (SSNXX) Premier Class (TRIXX) Opportunity Class (OPRXX)
(Each a “Fund,” and collectively the “Funds”)
Supplement dated October 3, 2023 to the
Summary Prospectuses, Prospectus and Statement of Additional Information (the “SAI”), each dated
April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Summary Prospectuses and the Prospectus are revised as follows:
•
The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summaries sections for the State Street Institutional Treasury Money Market Fund, State Street Institutional Treasury Plus Money Market Fund, and State Street Institutional U.S. Government Money Market Fund, is hereby deleted and replaced with the following:

The Fund is subject to the following risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Institutional Administration Investment Investor Premier Opportunity | State Street Institutional Treasury Plus Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Treasury Plus Money Market Fund
Institutional Class (SAJXX) Administration Class (SSQXX) Investment Class (TPVXX)
Investor Class (SAEXX) Premier Class (TPIXX) Opportunity Class (OPTXX)
(Each a “Fund,” and collectively the “Funds”)
Supplement dated October 3, 2023 to the
Summary Prospectuses, Prospectus and Statement of Additional Information (the “SAI”), each dated
April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Summary Prospectuses and the Prospectus are revised as follows:
•
The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summaries sections for the State Street Institutional Treasury Money Market Fund, State Street Institutional Treasury Plus Money Market Fund, and State Street Institutional U.S. Government Money Market Fund, is hereby deleted and replaced with the following:

The Fund is subject to the following risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Cabrera Capital Markets Class Select Class | State Street Institutional U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional U.S. Government Money Market Fund
Cabrera Capital Markets Class (CAHXX)
Select Class (GVSXX)
(Each a “Fund,” and collectively the “Funds”)
Supplement dated October 3, 2023 to the
Summary Prospectuses, Prospectuses and Statements of Additional Information (the “SAIs”), each dated
April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Summary Prospectuses and the Prospectuses are revised as follows:

•	The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summaries sections for each Fund, is hereby deleted and replaced with the following:
The Fund is subject to the following risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Cabrera Capital Markets Class Select Class | State Street Institutional Treasury Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Treasury Money Market Fund
Cabrera Capital Markets Class (CSJXX)
Select Class (TYSXX)
(Each a “Fund,” and collectively the “Funds”)
Supplement dated October 3, 2023 to the
Summary Prospectuses, Prospectuses and Statements of Additional Information (the “SAIs”), each dated
April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Summary Prospectuses and the Prospectuses are revised as follows:

•	The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summaries sections for each Fund, is hereby deleted and replaced with the following:
The Fund is subject to the following risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Cabrera Capital Markets Class Select Class | State Street Institutional Treasury Plus Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Treasury Plus Money Market Fund
Cabrera Capital Markets Class (CAJXX)
Select Class (TPSXX)
(Each a “Fund,” and collectively the “Funds”)
Supplement dated October 3, 2023 to the
Summary Prospectuses, Prospectuses and Statements of Additional Information (the “SAIs”), each dated
April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Summary Prospectuses and the Prospectuses are revised as follows:

•	The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summaries sections for each Fund, is hereby deleted and replaced with the following:
The Fund is subject to the following risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Bancroft Capital Class | State Street Institutional Liquid Reserves Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Liquid Reserves Fund
Bancroft Capital Class (VTDXX)
(Each a “Fund,” and collectively the “Funds”)
Supplement dated October 3, 2023 to the
Summary Prospectuses, Prospectus and Statement of Additional Information (the “SAI”), each dated
April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Summary Prospectuses and the Prospectus are revised as follows:

•
The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summaries section for the State Street Institutional Liquid Reserves Fund is hereby deleted and replaced with the following:

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. Under Money Market Fund Reform, as discussed further below, in the future the Fund generally will be required to impose a fee upon the sale of your shares when net sales of Fund shares exceed certain levels and in other cases the Fund will have the discretion to charge a fee upon the sale of your shares. This discretionary and mandatory liquidity fee framework is not currently in place. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Bancroft Capital Class | State Street Institutional U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional U.S. Government Money Market Fund
Bancroft Capital Class (VTGXX)
(Each a “Fund,” and collectively the “Funds”)
Supplement dated October 3, 2023 to the
Summary Prospectuses, Prospectus and Statement of Additional Information (the “SAI”), each dated
April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Summary Prospectuses and the Prospectus are revised as follows:
•
The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summaries sections for the State Street Institutional Treasury Money Market Fund, State Street Institutional Treasury Plus Money Market Fund, and State Street Institutional U.S. Government Money Market Fund, is hereby deleted and replaced with the following:

The Fund is subject to the following risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Bancroft Capital Class | State Street Institutional Treasury Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Treasury Money Market Fund
Bancroft Capital Class (VTTXX)
(Each a “Fund,” and collectively the “Funds”)
Supplement dated October 3, 2023 to the
Summary Prospectuses, Prospectus and Statement of Additional Information (the “SAI”), each dated
April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Summary Prospectuses and the Prospectus are revised as follows:
•
The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summaries sections for the State Street Institutional Treasury Money Market Fund, State Street Institutional Treasury Plus Money Market Fund, and State Street Institutional U.S. Government Money Market Fund, is hereby deleted and replaced with the following:

The Fund is subject to the following risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Bancroft Capital Class | State Street Institutional Treasury Plus Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Treasury Plus Money Market Fund
Bancroft Capital Class (VTLXX)
(Each a “Fund,” and collectively the “Funds”)
Supplement dated October 3, 2023 to the
Summary Prospectuses, Prospectus and Statement of Additional Information (the “SAI”), each dated
April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Summary Prospectuses and the Prospectus are revised as follows:
•
The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summaries sections for the State Street Institutional Treasury Money Market Fund, State Street Institutional Treasury Plus Money Market Fund, and State Street Institutional U.S. Government Money Market Fund, is hereby deleted and replaced with the following:

The Fund is subject to the following risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Blaylock Van Class | State Street Institutional U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional U.S. Government Money Market Fund
Blaylock Van Class (BUYXX)
(Each a “Fund,” and collectively the “Funds”)
Supplement dated October 3, 2023 to the
Summary Prospectuses, Prospectus and Statement of Additional Information (the “SAI”), each dated
April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Summary Prospectuses and the Prospectus are revised as follows:

•	The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summaries sections for each Fund is hereby deleted and replaced with the following:
The Fund is subject to the following risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Blaylock Van Class | State Street Institutional Treasury Plus Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Treasury Plus Money Market Fund
Blaylock Van Class (BVYXX)
(Each a “Fund,” and collectively the “Funds”)
Supplement dated October 3, 2023 to the
Summary Prospectuses, Prospectus and Statement of Additional Information (the “SAI”), each dated
April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Summary Prospectuses and the Prospectus are revised as follows:

•	The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summaries sections for each Fund is hereby deleted and replaced with the following:
The Fund is subject to the following risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Service Class | State Street Institutional Liquid Reserves Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Liquid Reserves Fund
Service Class (LRSXX)
(The “Fund”)
Supplement dated October 3, 2023 to the
Summary Prospectuses, Prospectus and Statement of Additional Information (the “SAI”), each dated
April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Summary Prospectus and the Prospectus are revised as follows:

•	The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summary section is hereby deleted and replaced with the following:
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. Under Money Market Fund Reform, as discussed further below, in the future the Fund generally will be required to impose a fee upon the sale of your shares when net sales of Fund shares exceed certain levels and in other cases the Fund will have the discretion to charge a fee upon the sale of your shares. This discretionary and mandatory liquidity fee framework is not currently in place. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Institutional Class | State Street Institutional U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Neuberger Berman Money Fund
A Private Label of the Institutional Class Shares of the
State Street Institutional U.S. Government Money Market Fund (SAHXX)
(Each a “Fund,” and collectively the “Funds”)
Supplement dated October 3, 2023 to the
Prospectus and Statement of Additional Information (the “SAI”), each dated April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Prospectus is revised as follows:
•	The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summaries sections for each Fund is hereby deleted and replaced with the following:
The Fund is subject to the following risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Institutional Class | State Street Institutional Treasury Plus Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Neuberger Berman Money Fund
A Private Label of the Institutional Class Shares of the
State Street Institutional Treasury Plus Money Market Fund (SAJXX)
(Each a “Fund,” and collectively the “Funds”)
Supplement dated October 3, 2023 to the
Prospectus and Statement of Additional Information (the “SAI”), each dated April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Prospectus is revised as follows:
•	The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summaries sections for each Fund is hereby deleted and replaced with the following:
The Fund is subject to the following risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Class G Administration Class | State Street Institutional U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional U.S. Government Money Market Fund
Class G (SSOXX)
Administration Class (SALXX)
(The “Fund”)
Supplement dated October 3, 2023 to the
Summary Prospectuses, Prospectuses and Statement of Additional Information (the “SAI”), each dated
April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Summary Prospectuses and the Prospectuses are revised as follows:
•	The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summary section is hereby deleted and replaced with the following:
The Fund is subject to the following risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Trust Class | State Street Institutional Liquid Reserves Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Liquid Reserves Fund
Trust Class (TILXX)
(Each a “Fund,” and collectively the “Funds”)
Supplement dated October 3, 2023 to the
Summary Prospectuses, Prospectus and Statement of Additional Information (the “SAI”), each dated
April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Summary Prospectuses and the Prospectus are revised as follows:
•
The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summaries section for the State Street Institutional Liquid Reserves Fund is hereby deleted and replaced with the following:

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares, they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. Under Money Market Fund Reform, as discussed further below, in the future the Fund generally will be required to impose a fee upon the sale of your shares when net sales of Fund shares exceed certain levels and in other cases the Fund will have the discretion to charge a fee upon the sale of your shares. This discretionary and mandatory liquidity fee framework is not currently in place. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Trust Class | State Street Institutional Treasury Plus Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
State Street Institutional Treasury Plus Money Market Fund
Trust Class (TPLXX)
(Each a “Fund,” and collectively the “Funds”)
Supplement dated October 3, 2023 to the
Summary Prospectuses, Prospectus and Statement of Additional Information (the “SAI”), each dated
April 30, 2023, as may be supplemented and/or revised from time to time
Effective immediately, the Summary Prospectuses and the Prospectus are revised as follows:
•
The first paragraph of the sub‑section titled “Principal Risks” within the Fund Summaries sections for the State Street Institutional Treasury Plus Money Market Fund, is hereby deleted and replaced with the following:

The Fund is subject to the following risks. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.